NVIT BlackRock Managed Global Allocation Fund Investment Objectives and Goals - NVIT BlackRock Managed Global Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT BlackRock Managed Global Allocation Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT BlackRock Managed Global Allocation Fund (the “Fund”) seeks high total investment return consistent with preservation of capital over the long term.